Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net income	$ 3,467	$ 4,685	$ 50,784	$ 68,627
Adjustments to reconcile net income to net cash used in operating activities:
Provision for credit losses	295,466	399,278		17,272
Depreciation of property and equipment	119,666	161,711		146,709
Deferred tax expense	3,378	4,565		1,077
Changes in operating assets and liabilities:
Accounts receivable	(85,608)	(115,685)		1,276,371
Contract assets	1,122,616	1,517,048		(435,598)
Account receivables-related parties				(20,368)
Prepayments and other current assets	(2,258)	(3,052)		(60,274)
Accounts payable	295,880	399,838		802,001
Contract liabilities	782,643	1,057,625		(378,771)
Taxes payable	81,909	110,688		(327,563)
Accrued expenses and other current liabilities	71,890	97,149		(1,524,719)
Net cash (used in) provided by operating activities	2,689,049	3,633,850		(435,236)
Cash flows from investing activities:
Purchase of property, plant & equipment	(2,410)	(3,257)		(102,241)
Loan to related parties	(836,200)	(1,130,000)
Collection from loans to related parties	656,532	887,206
Net cash used in investing activities	(182,078)	(246,051)		(102,241)
Cash flows from financing activities:
Proceeds from bank borrowings	1,116,051	1,508,177		1,139,435
Repayment of bank borrowings	(1,490,541)	(2,014,245)		(2,558,768)
Payment of financing lease liabilities	(12,343)	(16,680)		(17,081)
Proceeds from borrowings from related party	230,148	311,011		278
Repayment of borrowings from related party	(279,756)	(378,049)		(383,588)
Capital contribution				1,200,000
Deferred offering cost	(226,049)	(305,471)		(522,987)
Net cash used in financing activities	(662,490)	(895,257)		(1,142,711)
Net (decrease) increase in cash and restricted cash	1,844,481	2,492,542		(1,680,188)
Cash and restricted cash, beginning of year		1,989,817		3,670,005
Cash and restricted cash, beginning of year	1,472,465
Cash and restricted cash, end of year	3,316,946	4,482,359		1,989,817
Cash and restricted cash, end of year	3,316,946		$ 1,472,465
Supplemental disclosure information:
Cash paid for income tax	19,618	26,511		361,788
Cash paid for interest	55,688	$ 75,254		81,333
Cash	3,316,946			1,889,817	$ 4,482,359
Restricted Cash				100,000
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 3,316,946			$ 1,989,817	$ 4,482,359